SUBSEQUENT EVENTS (Details 2) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Mar. 25, 2013 AudioEye, Inc. Acquisition Corporation	Mar. 22, 2013 AudioEye, Inc. Acquisition Corporation	Mar. 25, 2013 Subsequent Event AudioEye, Inc. Acquisition Corporation	Mar. 22, 2013 Subsequent Event AudioEye, Inc. Acquisition Corporation
Subsequent event
Shares of AEAC common stock converted to company stock (in dollars per share)		$ 0.94134			$ 0.94134
Principal amount of debt converted to common shares			$ 1,400,200		$ 1,400,200
Principal amount of debt converted to common shares	1,296,715		1,400,200
Accrued interest of debt converted to common shares			67,732		67,732
Accrued interest of debt converted to common shares			67,732
Shares issued to AEAC share holders		24,004,143		24,004,143
Shares issued to AEAC debenture holders			$ 5,871,752	$ 5,871,752
Right to receive cash from income (as a percent)				50.00%